Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Tax loss carried forward	$ 65,880,222	$ 94,579,348
Accruals and provisions	126,741,964	122,380,636
Capitalized expenses	84,831,071	78,506,854
Revenue recognition at a point in time less tax paid under deemed profit method	(32,803,744)	(28,086,617)
Revenue recognition of real estate lease income on a straight-line basis	(1,572,986)	322,923
Deemed interest expense	96,240,973	115,181,923
Operating lease liability	641,645	1,772,742
Less: Valuation allowance	(18,099,350)	(18,168,615)
Total deferred tax assets, net of valuation allowance	321,859,795	366,489,194
Deferred tax liabilities:
Revenue recognition over time	(85,213,884)	(149,855,853)
Taxable temporary differences arising from asset acquisitions	(256,323,009)	(294,617,076)
Dividend and interest withholding taxes	(44,200,493)	(46,048,264)
Operating lease right-of-use assets	(403,906)	(1,426,996)
Total deferred tax liabilities	(386,141,292)	(491,948,189)
Undistributed earnings from subsidiaries	470,000,000.0	459,500,000
Accrued deferred income tax liabilities	47,000,000.0	45,900,000
Remaining undistributed earnings	0	0
Unrecognized deferred tax liabilities	0	0
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	21,500,000	21,500,000
Net operating loss indefinite carry forward	11,200,000	11,200,000
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 245,500,000	$ 361,600,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member] | Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations [Member] | PRC [Member] | Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year